Separate Account Balances - Benefits and Protection (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in separate account liabilities
Balance at beginning of period	$ 131,641.7	$ 120,279.6
Balance at end of period	137,061.8	131,641.7	$ 120,279.6
Benefits and Protection | Life Insurance | Universal life
Changes in separate account liabilities
Balance at beginning of period	4,991.3	4,380.5	5,340.4
Premiums and deposits	131.2	232.8	276.3
Policy charges	(50.0)	(100.0)	(97.5)
Surrenders, withdrawals and benefit payments	(221.5)	(302.4)	(181.6)
Investment performance	429.9	773.6	(952.1)
Net transfers (to) from general account	9.4	6.8	(5.0)
Balance at end of period	5,290.3	4,991.3	4,380.5
Cash surrender value	$ 5,347.6	$ 5,062.4	$ 4,452.9